DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
DIRECT OPERATING COSTS

8. DIRECT OPERATING COSTS

Brookfield Renewable’s direct operating costs for the year ended December 31 are comprised of the following:

(MILLIONS)	Notes	2018	2017	2016
Operations, maintenance and administration		$581	$567	$553
Water royalties, property taxes and other		142	161	149
Fuel and power purchases(1)		289	226	313
Energy marketing fees	27	24	24	23
		$1,036	$978	$1,038

Fuel and power purchases are primarily attributable to our portfolio in Colombia.